Trade Receivables - Summary of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade receivables.
From sales of educational content	R$ 354,968	R$ 146,114
From related parties (Note 10)	4,511	3,916
Gross trade receivables	359,479	150,030
(-) Allowance for doubtful accounts	(30,051)	(13,419)	R$ (10,290)	R$ (5,386)
Trade Receivables	R$ 329,428	R$ 136,611